Other non-current assets	12 Months Ended
Dec. 31, 2024
Other non-current assets
Other non-current assets

19.Other non-current assets

	At December 31,
(Euro thousands)	2024	2023
Deposits of rental, utility and other	11,096	11,494
Financial assets at fair value through profit or loss	2,710	2,660
Other	1,063	1,386
Total other non-current assets	14,869	15,540

Other non-current assets include financial assets at fair value through profit or loss in accordance with IFRS 9. The gains in fair value recognized through profit or loss in the 2024 amounted to €50 thousand (2023: €63 thousand gain).